Prospectus and Statement of Additional Information Supplement -- Aug. 2, 2004*

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Fund Name (Date)                                                          Prospectus Form #/SAI Form #
AXP California Tax-Exempt Fund (8/29/03)                                     S-6328-99 X/S-6328-20 X
AXP Core Bond Fund (9/29/03)                                                 S-6267-99 C/S-6267-20 C
AXP Discovery Fund (9/29/03)                                                 S-6457-99 Y/S-6457-20 Y
AXP Diversified Bond Fund (10/30/03)                                         S-6495-99 W/S-6495-20 W
AXP Diversified Equity Income Fund (11/28/03)                                S-6475-99 W/S-6475-20 W
AXP Dividend Opportunity Fund (8/29/03)                                      S-6341-99 X/S-6341-20 X
AXP Threadneedle Emerging Markets Fund (12/30/03)                            S-6354-99 L/S-6334-20 W
AXP Equity Select Fund (1/29/04)                                             S-6426-99 X/S-6426-20 X
AXP Equity Value Fund (5/28/04)                                              S-6382-99 P/S-6382-20 P
AXP Threadneedle European Equity Fund (12/30/03)                             S-6006-99 F/S-6006-20 F
AXP Threadneedle Global Balanced Fund (12/30/03)                             S-6352-99 K/S-6334-20 W
AXP Global Bond Fund (12/30/03)                                              S-6309-99 X/S-6334-20 W
AXP Threadneedle Global Equity Fund (12/30/03)                               S-6334-99 W/S-6334-20 W
AXP Global Technology Fund (12/30/03)                                        S-6395-99 G/S-6334-20 W
AXP Growth Fund (9/29/03)                                                    S-6455-99 X/S-6455-20 X
AXP High Yield Bond Fund (7/30/04)                                           S-6370-99 X/S-6370-20 X
AXP High Yield Tax-Exempt Fund (1/29/04)                                     S-6430-99 Y/S-6430-20 Y
AXP Income Opportunities Fund (9/29/03)                                      S-6266-99 C/S-6266-20 C
AXP Inflation Protected Securities Fund (1/12/04)                            S-6280-99 A/S-6280-20 A
AXP Insured Tax-Exempt Fund (8/29/03)                                        S-6327-99 Y/S-6327-20 Y
AXP Intermediate Tax-Exempt Fund (1/29/04)                                   S-6355-99 L/S-6355-20 L
AXP Threadneedle International Fund (12/30/03)                               S-6140-99 Y/S-6140-20 Y
AXP Large Cap Equity Fund (9/29/03)                                          S-6244-99 D/S-6244-20 D
AXP Large Cap Value Fund (9/29/03)                                           S-6246-99 D/S-6246-20 D
AXP Limited Duration Bond Fund (9/29/03)                                     S-6265-99 C/S-6265-20 C
AXP Managed Allocation Fund (11/28/03)                                       S-6141-99 X/S-6141-20 X
AXP Massachusetts Tax-Exempt Fund (8/29/03)                                  S-6328-99 X/S-6328-20 X
AXP Michigan Tax-Exempt Fund (8/29/03)                                       S-6328-99 X/S-6328-20 X
AXP Mid Cap Value Fund (11/28/03)                                            S-6241-99 D/S-6241-20 D
AXP Minnesota Tax-Exempt Fund (8/29/03)                                      S-6328-99 X/S-6328-20 X
AXP Mutual (11/28/03)                                                        S-6326-99 X/S-6326-20 X
AXP New Dimensions Fund (9/29/03)                                            S-6440-99 W/S-6440-20 W
AXP New York Tax-Exempt Fund (8/29/03)                                       S-6328-99 X/S-6328-20 X
AXP Ohio Tax-Exempt Fund (8/29/03)                                           S-6328-99 X/S-6328-20 X
AXP Partners Aggressive Growth Fund (7/30/04)                                S-6260-99 D/S-6236-20 F
AXP Partners Fundamental Value Fund (7/30/04)                                S-6236-99 F/S-6236-20 F
AXP Partners Growth Fund (7/30/04)                                           S-6261-99 D/S-6236-20 F
AXP Partners International Aggressive Growth Fund (12/30/03)                 S-6243-99 F/S-6243-20 F
AXP Partners International Core Fund (12/30/03)                              S-6259-99 D/S-6259-20 D
AXP Partners International Select Value Fund (12/30/03)                      S-6242-99 F/S-6242-20 F
AXP Partners International Small Cap Fund (12/30/03)                         S-6258-99 D/S-6258-20 D
AXP Partners Select Value Fund (7/30/04)                                     S-6240-99 E/S-6236-20 F
AXP Partners Small Cap Core Fund (7/30/04)                                   S-6237-99 F/S-6236-20 F
AXP Partners Small Cap Growth Fund (5/28/04)                                 S-6301-99 F/S-6301-20 F
AXP Partners Small Cap Value Fund (7/30/04)                                  S-6239-99 F/S-6236-20 F
AXP Partners Value Fund (7/30/04)                                            S-6238-99 F/S-6236-20 F
AXP Portfolio Builder Conservative Fund (1/21/04)                            S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Moderate Conservative Fund (1/21/04)                   S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Moderate Fund (1/21/04)                                S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Moderate Aggressive Fund (1/21/04)                     S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Aggressive Fund (1/21/04)                              S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Total Equity Fund (1/21/04)                            S-6282-99 A/S-6282-20 A
AXP Precious Metals Fund (5/28/04)                                           S-6142-99 Y/S-6142-20 Y
AXP Quantitative Large Cap Equity Fund (9/29/03)                             S-6263-99 C/S-6263-20 C
AXP Real Estate Fund (1/6/04)                                                S-6281-99 A/S-6281-20 A
AXP Selective Fund (7/30/04)                                                 S-6376-99 Y/S-6376-20 Y
AXP Short Duration U.S. Government Fund (7/30/04)                            S-6042-99 Y/S-6042-20 Y
AXP Small Cap Advantage Fund (5/28/04)                                       S-6427-99 H/S-6427-20 H
AXP Small Company Index Fund (3/31/04)                                       S-6357-99 M/S-6357-20 M
AXP Stock Fund (11/28/03)                                                    S-6351-99 X/S-6351-20 X
AXP Strategy Aggressive Fund (5/28/04)                                       S-6381-99 P/S-6381-20 P
AXP Tax-Exempt Bond Fund (1/29/04)                                           S-6310-99 Y/S-6310-20 Y
AXP U.S. Government Mortgage Fund (7/30/04)                                  S-6245-99 E/S-6245-20 E

For the Prospectus:

The description of Class A sales charge purchase and waiver policies in the "Sales Charges" section is modified to read as follows:

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o    Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

     o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o    Individual or joint accounts held directly at the Fund;

o    Individual or joint accounts held through American Express
     Brokerage;

o Roth and traditional IRAs, SEPs and SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o    Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o    Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o    Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o   within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a wiaver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

For the Statement of Additional Information:

The following paragraphs in the "Sales Charge" section are modified to read as follows:

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.



S-6370-22 A (8/04)
*Valid until next prospectus update
Destroy July 29, 2005